Consolidated Statements of Earnings and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Metal revenues	$ 105,162	$ 123,873
Cost of sales (including depreciation and depletion)	74,459	89,016
Earnings from mine operations	30,703	34,857
Corporate and administrative expenses	8,637	7,607
Loss on sale of asset		856
Impairment of exploration and evaluation asset		12,737
Impairment reversal of mineral properties and other assets		(23,699)
Earnings from operations	22,066	37,356
Other income, net	370	159
Finance expense, net	1,025	(2,957)
(Loss) gain on derivative contracts	(1,848)	2,003
Foreign exchange loss	(925)	(591)
Earnings before income taxes	20,688	35,970
Income taxes
Current tax expense	4,323	3,362
Deferred tax expense	4,467	870
Income tax expense	8,790	4,232
Earnings and comprehensive income for the period	$ 11,898	$ 31,738
Weighted average shares outstanding:
Basic	39,409,369	32,098,930
Diluted	39,857,243	32,419,355
Earnings per share:
Basic	$ 0.30	$ 0.99
Diluted	$ 0.30	$ 0.98